Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Customer trade receivables	$ 83,175	$ 82,533
Other receivables	6,709	19,355
Income tax receivable	1,369	818
Allowance for credit losses	(4,847)	(5,040)
Accounts receivable, net	88,077	101,640
Related Party
Related Party Transaction [Line Items]
Due from related parties (note 20)	$ 1,671	$ 3,974